Debt - Subordinated Credit Facility (Details) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 30, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities				$ 0	$ 64,282,000	$ 64,563,000	$ 0	$ 0
Repayments of lines of credit				$ 38,124,000	26,439,000	26,439,000	$ 0	$ 0
Line of Credit
Debt Instrument [Line Items]
Covenant compliance, overall liquidity threshold						$ 75,000,000			$ 65,000,000
Line of Credit | Subordinated Credit Facility
Debt Instrument [Line Items]
Proceeds from borrowing on credit facilities		$ 30,000,000
Repayments of lines of credit	$ 30,000,000
Line of Credit | Subordinated Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		30,000,000	$ 30,000,000
Interest rate at period end				7.50%		7.50%
Debt issuance costs			$ 269,000		$ 269,000
Proceeds from borrowing on credit facilities		$ 30,000,000
Repayments of lines of credit	30,000,000
Repayments of accrued interest	$ 200,000
Line of Credit | Subordinated Credit Facility | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Basis spread			4.25%		4.25%